Trade and other receivables (Schedule of detailed information about trade and other receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Trade receivables	$ 84,096	$ 166,524
Statutory receivables	25,544	31,191
Other receivables	3,542	6,366
Total current trade and other receivables	113,182	204,081
Non-current
Taxes receivable	13,329	16,084
Trade and other receivables	$ 126,511	$ 220,165